Interest Bearing Liabilities, Interest Bearing Liabilities (Details) $ in Thousands, $ in Millions		Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)		Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Interest Bearing Liabilities [Abstract]
Contract liabilities		$ 29.4	$ 44,955	[1]	$ 0.0	$ 0	[1]
Lease liabilities	[2]		2,664			5,415
Non-convertible redeemable cumulative preference shares			29,350			25,205
Other interest bearing liabilities			582			0
Total interest bearing liabilities			77,551			30,620
Comprising [Abstract]
Current			62,786			15,470
Non-current			$ 14,765			$ 15,150

[1]	Refer to Note 19 (a) for further details.
[2]	Refer to Note 20 for further details on the Group’s leases.